Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Entity Registrant Name	MICRONET ENERTEC TECHNOLOGIES, INC.
Entity Central Index Key	0000854800
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec 31, 2012

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 10,611		$ 940
Marketable securities	3,183		0
Trade account receivables, net	9,914		7,947
Inventories	7,392		2,479
Derivative asset - call options	945		0
Other account receivable	1,939		708
Total current assets	33,984		12,074
Property, and equipment, net	2,269		482
Intangible assets and others, net	1,635		0
Long term deposit	43		22
Total long term assets	3,947		504
Total assets	37,931		12,578
LIABILITIES AND EQUITY
Short term bank credit and current portion of long term bank loans	4,689		766
Current portion of long term notes and convertible debenture, net of discount	1,671		1,000
Trade account payables	4,701		1,312
Other account payables	3,420		1,033
Derivative liabilities- put option	73		0
Total current liabilities	14,554		4,111
Long term Loans from banks	3,941		2,505
Long term notes convertible debenture net of discount	1,370		1,282
Derivatives liabilities- warrants			799
Accrued severance pay, net	1,138		228
Deferred tax liabilities, net	60		0
Excess in losses of affiliated company	0		41
Total long term liabilities	6,509		4,855
(*)Stockholders' Equity:
Preferred stock; $.001 par value, 5,000,000 shares authorized, none issued and outstanding
Common stock; $.001 par value, 100,000,000 shares authorized, 3,241,500 shares issued and outstanding	3	[1]	6	[1]
Additional paid in capital	957	[1]	0	[1]
Accumulated other comprehensive income	233	[1]	105	[1]
Retained earnings	8,918	[1]	3,501	[1]
Micronet Enertec stockholders equity	10,111		3,612	[1]
Non-controlling interests	6,757	[1]	0	[1]
Total equity	16,868	[1]	3,612	[1]
Total Liabilities and equity	$ 37,931		$ 12,578

[1]	Giving retrospective effect to the reverse split- see Note 19.

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Preferred stock, par or stated value per share	$ 0.001	[1]	$ 0.001	[1]
Preferred stock, shares authorized	5,000,000	[1]	5,000,000	[1]
Preferred Stock, Shares Issued	0	[1]	0	[1]
Preferred stock, shares outstanding	0	[1]	0	[1]
Common stock, par or stated value per share	$ 0.001	[1]	$ 0.001	[1]
Common stock, shares authorized	100,000,000	[1]	100,000,000	[1]
Common stock, shares, issued	3,241,500	[1]	3,241,500	[1]
Common stock, shares, outstanding	3,241,500	[1]	3,241,500	[1]

[1]	Giving retrospective effect to the reverse split - see Note 19.

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Revenues	$ 17,788		$ 10,146
Cost of revenues	13,790		6,297
Gross profit	3,998		3,849
Operating expenses:
Research and development	777		240
Selling and marketing	752		350
General and administrative	2,243		1,366
Amortization of intangible assets	551		0
Total operating expenses	4,323		1,956
Income (loss) from operations	(325)		1,893
Interest income (expense), net	89		(567)
Other income	4		0
Gain on bargain purchase	4,623		0
Income before provision for income taxes	4,391		1,326
Benefit for income taxes	(136)		(77)
Equity in losses (profit) on of affiliated company	(41)		44
Net income	4,568		1,359
Net loss attributable to non-controlling interests	(849)		0
Net income attributable to Micronet Enertec	$ 5,417		$ 1,359
(*) Earnings per share attributable to Micronet Enertec:
Basic	$ 1.67	[1]	$ 0.42	[1]
Diluted	$ 1.54	[1]	$ 0.42	[1]
Weighted average common shares outstanding:
Basic	3,241,500		3,241,500
Diluted	3,594,872		3,241,500

[1]	Giving retrospective effect to the reverse split- see Note 19.

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net income	$ 4,568	$ 1,359
Other comprehensive income (loss), net of tax:
Currency translation adjustment	820	(318)
Total comprehensive income	5,388	1,041
Comprehensive income attributable to the non-controlling interests	157	0
Comprehensive income attributable to Micronet Enertec	$ 5,545	$ 1,041

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY AND (USD $) In Thousands, except Share data		Total		Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Non-controlling Interest
Beginning Balance at Dec. 31, 2010		$ 4,045		$ 6	$ 78	$ 2,321	$ 423	$ 1,217
Beginning Balance (in shares) at Dec. 31, 2010	[1]			3,241,500
Comprehensive income		1,041		0	0	1,359	(318)	0
Acquisition of non-controlling interest		(1,474)		0	(78)	(179)	0	(1,217)
Ending Balance at Dec. 31, 2011		3,612	[1]	6	0	3,501	105	0
Ending Balance (in shares) at Dec. 31, 2011	[1]			3,241,500
Non-controlling interest arising from business combination		7,096		0	0	0	0	7,096
Classification of warrant derivatives to equity		1,105		0	1,105	0	0	0
Reverse split		0		(3)	3	0	0	0
Comprehensive income		5,388		0		5,417	128	(157)
Acquisition of non-controlling interest		(333)		0	(151)			(182)
Ending Balance at Dec. 31, 2012		$ 10,111		$ 3	$ 957	$ 8,918	$ 233	$ 6,757
Ending Balance (in shares) at Dec. 31, 2012	[1]			3,241,500

[1]	Giving retrospective effect to the reverse split- see Note 19.

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 4,568	$ 1,359
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	779	66
Change in fair value of derivatives, net	(1,285)	(29)
Gain on bargain purchase	(4,623)	0
Equity in loss of affiliated company	(41)	41
Change in deferred taxes, net	(322)	4
Accrued interests on bank loans	83	0
Amortization of discount and change in the value of long term notes and convertible debenture, net	562	0
Changes in operating assets and liabilities (net of impact of acquisition):
Increase (decrease) in trade account receivables	2,008	(3,415)
Decrease in inventories	1,818	659
Increase (decrease) in accrued severance pay, net	(3)	139
Decrease in other account receivables	(637)	(207)
Increase (decrease) in trade account payables	819	(612)
Increase in other account payables	266	0
Net cash used in operating activities	3,993	(1,995)
Net cash provided by operating activities - discontinued operations	0	51
Net cash provided by (used in) operating activities	3,993	(1,944)
CASH FLOWS FROM INVESTING ACTIVITIES:
Change in long term deposit and restricted cash	0	(1)
Purchase of property and equipment	(615)	(293)
Marketable securities	(254)	0
Acquisition of newly-consolidated subsidiary, net of cash acquired (Appendix A)	1,580	0
Net cash provided by (used in) investing activities	711	(294)
CASH FLOWS FROM FINANCING ACTIVITIES:
Short term bank credit	4,033	(256)
Issuance of note and warrants	3,000	0
Receipt of long term loan	2,373	0
Repayment of convertible note	(695)	0
Repayment of long term debt to banks	(1,131)	0
Repayment of loans from related parties	0	(1,127)
Proceeds from long-term debt	0	6,141
Acquisition of non-controlling interests	(246)	(1,500)
Repayment of long-term notes	(2,500)	(414)
Net cash provided by financing activities	4,834	2,844
NET CASH DECREASE IN CASH AND CASH EQUIVALENTS	9,538	606
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	940	626
TRANSLATION ADJUSTMENT ON CASH AND CASH EQUIVALENTS	133	(292)
CASH AND CASH EQUIVALENTS AT END OF PERIOD	10,611	940
Supplemental disclosure of cash flow information:
Interest	581	233
Taxes	95	51
Acquisition of newly-consolidated subsidiary, net of cash acquired:
Working capital, other than cash	(8,308)
Derivative asset-call options	(404)
Property and equipment	(1,400)
Intangible assets	(1,961)
Gain on bargain purchase	4,623
Derivative liability-put option	163
Non-current liabilities	1,771
Non-controlling interest	7,096
Net cash provided by acquisition	$ 1,580

DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2012
Description Of Business [Abstract]
DESCRIPTION OF BUSINESS

NOTE 1 — DESCRIPTION OF BUSINESS

Overview

Micronet Enertec Technologies, Inc. (formerly known as Lapis Technologies, Inc.), a U.S. based Delaware corporation formed in Delaware on January 31, 2002. On March 14, 2013 we changed our corporate name from Lapis Technologies, Inc. to Micronet Enertec Technologies, Inc. (“we,” “Micronet Enertec” or “the Company”). We operate through two Israel-based companies, Enertec Systems 2001 Ltd, or Enertec, our wholly-owned subsidiary, and Micronet Ltd, or Micronet, in which we hold 50.1% as of December 31, 2012.

Micronet is a publicly traded company on the Tel Aviv stock exchange and operates in the growing commercial Mobile Resource Management, or MRM market. Micronet designs, develops, manufactures and sells rugged mobile computing devices that provide fleet operators and field workforces with computing solutions in challenging work environments. Micronet’s vehicle cabin installed and portable tablets increase workforce productivity and enhance corporate efficiency by offering computing power and communication capabilities that provide fleet operators with visibility into vehicle location, fuel usage, speed and mileage. Micronet’s customers consist primarily of application service providers, or ASPs, and solution providers specializing in the MRM market.

Enertec operates in the Defense and Aerospace markets and designs, develops, manufactures and supplies various customized military computer-based systems, simulators, automatic test equipment and electronic instruments. Enertec’s solutions and systems are designed according to major aerospace integrators’ requirements and are integrated by them into critical systems such as command and control, missile fire control, maintenance of military aircraft and missiles for use by the Israeli Air Force and Navy and by foreign defense entities.

Micronet Acquisition

On September 7, 2012, we, through our wholly-owned subsidiary Enertec Electronics Ltd., an Israeli corporation, or Enertec Electronics, acquired from three Israeli individuals who collectively were the former controlling shareholders, or the Sellers, 47.5% of the issued and outstanding shares of Micronet pursuant to a stock purchase agreement, or the Agreement. As a result of the consummation of the Micronet acquisition, we have become the largest shareholder of Micronet and the legal controlling entity because we have the ability to nominate the majority of the members of Micronet’s board of directors, which gives us control of Micronet’s operations.

Pursuant to the terms of the Agreement we acquired 8,256,000 ordinary shares of Micronet for 17.3 million NIS (approximately $4.3 million), divided pro rata among Sellers. The acquisition was financed based partly on our own resources and partly by means of a loan from UTA Capital (see reference to note 9). The Agreement also includes two call options granted to Micronet Enertec and a put option granted to Sellers. Pursuant to the initial call option, we are entitled to purchase from the Sellers, during the period beginning on the closing of the transaction and for 11 months thereafter, up to additional 996,000 ordinary shares of Micronet (5.49% of Micronet’s issued and outstanding shares) for a price of 2.1 NIS (approximately $0.563 per share) per share as adjusted based on the Israeli customers index. Under the second call option, we are entitled to purchase from the Sellers up to additional 1,200,000 ordinary shares of Micronet.

The second call option is in effect for the period that begins on the one-year anniversary of the closing of the transaction and ends on the 21-month anniversary of the closing of the transaction (6.62% of Micronet’s issued and outstanding shares) for a price of 2.1 NIS per share as adjusted based on the Israeli customers index (reflecting $0.563 per share at December 31, 2012) plus 25% of Micronet’s 2012 gross profit per share based on Micronet’s issued and outstanding shares as of December 31, 2012, up to maximum of 18,850,000 shares, but in any event such price per share shall not exceed 3 NIS ($0.8 per share at December 31, 2012). Pursuant to the put option granted to Sellers, Sellers can cause the sale of up to an additional 1,000,002 ordinary shares constituting 5.73% of Micronet’s issued and outstanding shares for a price of 2.2 NIS per share ($0.589 per share at December 31, 2012) as adjusted based on the Israeli customers index. The put option is in effect for the period that begins on the one-year anniversary of the closing of the transaction and ends on the 22-month anniversary of the closing of the transaction. Micronet’s results of operation and balance sheet were included in our consolidated reports commencing in the closing date, Acquisition costs amounted to $65 were charged to general and administrate expenses.

The purchase consideration was allocated to the tangible assets and intangible assets acquired and liabilities assumed based on their estimated fair values on the acquisition date. The fair value assigned to identifiable intangible assets acquired has been determined by using valuation methods that discount expected future cash flows to present value using estimates and assumptions determined by management. These estimates are subject to revision, which may result in significant adjustments to the values presented below, when the appraisals are finalized. The Company determined that the fair values of net assets acquired exceeded the purchase price by $4,623, which was recorded as a bargain purchase gain, and is shown as a separate non operating income. The gain is not a taxable income for tax purposes. The gain was largely determined by the following reasons:

•	Micronet is a publicly-traded company on the Tel Aviv Stock Exchange (“TASE”). The purchase price takes into consideration the average price per Micronet share for the 12 month period prior to the Closing Date. The average price per Micronet share for the 12 month period prior to the Closing Date was approximately 2.2 NIS, whereas the purchase price was 2.1 NIS.
•	In addition to the cash consideration paid in the transaction as aforementioned, additional consideration for the Sellers is attributable to their expectation that the new controlling shareholders of Micronet together with the management team, will be able to use their experience, abilities and expertise to increase Micronet’s value and thereby increase the value of the remaining shares held by the Sellers. Accordingly, the transaction was structured so that the Sellers continue to be stockholders of Micronet. The Sellers hold approximately 30% of the company’s outstanding share capital following the Acquisition.
•	Approximately 40% of the gain is created following the technical measurement of non-controlling interest at fair value which is much lower than the non-controlling interests’ proportionate share of identifiable net assets.

Purchased identifiable intangible assets are amortized on a straight-line basis over their respective useful lives. The table set forth below summarizes the estimates of the fair value of assets acquired and liabilities assumed and resulting gain on bargain purchase

U.S. $ in Thousands
Current assets	$19,492
Derivative asset – call options	404
Property, plant and equipment, net	1,400
Other non-current assets	267
Identifiable intangible assets:
Customer relations	918
Backlog	712
Technology	330
Total assets acquired	23,523
Current liabilities	4,689
Derivative liability – put option	163
Convertible notes	1,265
Long-term liabilities, including deferred taxes liability	1,383
Total liabilities assumed	7,500
Non-controlling interest	6,461
Employees stock options (non-controlling interest)	635
Gain on bargain purchase	4,623
Net assets acquired	$4,304

The consideration of the acquisition was attributed to net assets acquired and liabilities assumed based on their fair value. Upon a purchase price allocation, an amount of $330 was allocated to technology and to be amortized over a 5-year period, an amount of $917 was allocated to estimated fair value of the customers relation intangible assets to be amortized over a 3-year period, and an amount of $712 was allocated to backlog which is being amortized over its estimated useful life-up to 0.5 years. In addition, the value of employees stock option was recorded at fair value upon acquisition and amounted to $635, as these employees stock options are fully vested they were classified upon acquisition as part of the non-controlling interest. The call and put options between the Company and the Sellers were measured at fair value as part of the acquisition and amounted to $404 and $163 respectively. They will be marked to market each reporting period. An amount of $1,171 was allocated to the fair value of inventory that will be realized in up to 4 months. The non-controlling interests were calculated based on the market price of Micronet’s share at the acquisition date. The contribution of Micronet’s results to our consolidated revenue net income was $7,341 and loss of $181, respectively for the year ended December 31, 2012.

On November 14, 2012, we, via Enertec Electronics, exercised our right pursuant to the call option granted under the Agreement and acquired an additional 2.6% of the issued and outstanding shares of Micronet for a consideration of approximately $246 (based on the NIS/dollar exchange rate at the time), increasing our ownership to 50.1% of the issued and outstanding shares of Micronet.

The unaudited pro forma financial information in the table below summarizes the combined results of our operations and those of Micronet for the periods shown as though the acquisition of Micronet occurred as of the beginning of fiscal year 2012. The pro forma financial information for the periods presented includes the business combination accounting effects of the acquisition, including amortization charges from acquired intangible assets. The pro forma financial information as presented below is for informational purposes only, is subject to a number of estimates, assumptions and other uncertainties, and is not indicative of the results of operations that would have been achieved if the acquisition and divestiture had taken place at January 1, 2012. The unaudited pro forma financial information is as follows (in thousands, except per share amounts):

	Year Ended December 31,
	2012	2011
Total revenues	$37,492	$22,691
Net income attribute to Micronet Enertec*	$2,840	$(82)
Basic earnings per share	$0.88	$(0.02)
Diluted earnings (losses) per share	$0.82	$(0.02)

*	Excluding one-time gain on bargain purchase amounted to $4,623.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”).

The consolidated financial statements include the financial statements of the Company and its wholly owned subsidiaries. All significant inter-company transactions and balances among the Company and its subsidiaries are eliminated upon consolidation.

Functional Currency

The functional currency of Micronet Enertec is the U.S. dollar. The functional currency of certain subsidiaries is their local currency. The financial statements of those companies are included in consolidation, based on translation into U.S. dollars. Assets and liabilities are translated at year-end exchange rates, while revenues and expenses are translated at monthly average exchange rates during the year. Differences resulting from translation are presented in the consolidated statements of comprehensive income.

Use of Estimate

The preparation of the financial statements in conformity with Generally Accepted Accounting Principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates.

Reclassifications

Certain comparative figures have been reclassified to conform to the current year presentation.

Principles of Consolidation

The consolidated financial statements comprise the Company and its subsidiaries. Control is the power to govern the financial and operating policies of an entity so as to obtain benefits from its operating activities. In assessing control, legal and contractual rights, are taken into account. The consolidated financial statements of subsidiaries are included in the consolidated financial statements from the date that control is achieved until the date that control is ceased. Intercompany transactions and balances are eliminated upon consolidation.

Cash and Cash Equivalents

Cash equivalents are considered by the Company to be highly-liquid investments, including inter-alia, short-term deposits with banks, of which do not exceed maturities of three months at the time of deposit and which are not restricted.

Investments in Marketable Securities

Management determines the appropriate classification of its investments at the time of purchase and reevaluates such determinations at each balance sheet date. Investments in marketable securities are classified as “trading,” and unrealized gains or losses are reported in the statement of operations.

Revenue Recognition

The Company’s subsidiary Enertec Systems 2001 LTD mainly enters into long-term fixed-price contracts with customers to manufacture test systems, simulators, and airborne applications. Revenue on these long-term fixed-price contracts is recognized under the percentage-of-completion method. In using the percentage of completion method, revenues are generally recorded based on the percentage of cost incurred to date on a contract relative to the estimated total expected contract cost. Management uses historical experience, project plans and an assessment of the risks and uncertainties inherent in the arrangement to establish the total estimated costs. The percentage of completion is established by the costs incurred to date as a percentage of the estimated total costs of each contract (cost-to-cost method). Contract costs include all direct material and labor costs. The Company begins recognizing revenue on a project when persuasive evidence of an arrangement exists, recoverability is probable, and project costs are incurred. The Company recognizes contract losses, if any, in the period in which they first became evident. On December 31, 2012 approximately $3.5 million (on December 31, 2011: $1.3 million) of the accounts receivable balance was unbilled due to the customer’s payment terms.

Revenues from the sales of MRM (mobile resource management) products are recognized when persuasive evidence of an arrangement exists; delivery has occurred, fee to its customer is fixed and determinable; and collection of the resulting receivable is reasonably assured. The title and risk of loss passes to the customer, delivery is occurred and acceptance is satisfied as the product leaves the Company premises.

Allowance for Doubtful Accounts

The Company establishes an allowance for doubtful accounts to ensure trade and financing receivables are not overstated due to uncollectability. The allowance for doubtful accounts was based on specific receivables, which their collection, in the opinion of Company’s management, is in doubt. Trade receivables are charged off in the period in which they are deemed to be uncollectible.

Inventories

Inventories of raw materials are stated at the lower of cost (first-in, first-out basis) or realizable value. Cost of work in process comprise direct materials, direct production costs and an allocation of production overheads based on normal operating capacity.

Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over their estimated useful lives. Annual rates of depreciation are as follows:

Leasehold improvements	The shorter of term of the lease or the useful life of the asset
Machinery and equipment	10 years
Furniture and fixtures	14 years
Transportation equipment	7 years
Computer equipment	3 years

Stock Based Compensation

The Company accounts for stock based compensation under the fair value method under which compensation cost is measured at the grant date based on the value of the award and is recognized over the service period, which is usually the vesting period. For stock options, fair value is determined using an option-pricing model that takes into account the stock price at the grant date, the exercise price, the expected life of the option, the volatility of the underlying stock, the expected dividends on it, and the risk-free interest rate over the expected life of the option. Micronet issued an immaterial number of stock options during 2012. Stock based compensation for the year ended December 31, 2012 were immaterial. For the year ended December 31, 2011, there was no stock based compensation.

Common Stock Purchase Warrants and Other Derivative Financial Instruments

In accordance with Financial Accounting Standards Board (“FASB”) ASC Topic 815 “Derivative and Hedging” (ASC 815-40-25), the Company determined that the warrants issued to UTA (ratchet down of exercise price based upon lower exercise price in future offerings) are not indexed to the Company’s own stock and therefore should be recorded as a derivative financial liability pursuant to ASC 815-40-25. The fair value of these warrants as of December 31, 2011 was $798.

On November 6, 2012, these warrants were classified to equity due to changes in their terms (see also note 9).

Shipping and Handling Costs

Shipping and handling costs, which amounted to $44 and $21 for the years ended December 31, 2012 and 2011, respectively, are included in selling and marketing expenses.

Research and Development Costs

Research and development costs are charged to statements of income as incurred.

Advertising Costs

The Company expenses advertising costs as incurred. Advertising costs for the years ended December 31, 2012 and 2011 were $59 and $56, respectively.

Earnings per Share

Earnings (loss) per share (“EPS”) were computed in accordance with the FASB ASC Topic 260, “Earnings Per Share” (ASC 260). ASC 260 requires the presentation of both basic and diluted EPS.

Basic net earnings per share is computed based on the weighted average number of ordinary shares outstanding during each year. Diluted earnings per share is computed based on the weighted average number of ordinary shares outstanding during each year, plus dilutive potential ordinary shares considered outstanding during the year derived from potential exercise of warrants.

Impairment of Long-Lived Assets

The Company evaluates property and equipment and purchased intangible assets with finite lives for impairment whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flow and recognizes an impairment loss when the estimated undiscounted future cash flow expected to result from the use of the asset plus the net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. When the Company identifies an impairment, it reduces the carrying amount of the asset to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values. During the years ending December 31, 2012, and 2011 no impairments have been identified.

Intangible assets

Intangible assets have been recorded as a result of Micronet’s acquisition. Intangible assets that are not considered to have an indefinite useful life are amortized using the straight-line basis over their estimated useful lives. The carrying amount of these assets is reviewed whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of these assets is measured by comparison of the carrying amount of the asset to the future undiscounted cash flows the assets is expected to generate. If the asset is considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired asset.

Comprehensive Income

ASC 220-10, “Reporting Comprehensive Income,” requires the Company to report in its consolidated financial statements, in addition to its net income, comprehensive income (loss), which includes all changes in equity during a period from non-owner sources including, as applicable, foreign currency items, and other items.

The Company’s comprehensive loss for all periods presented is related to the effect of foreign translation losses.

Income Taxes

Deferred taxes are determined utilizing the “asset and liability” method, whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and the tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, when it’s more likely than not that deferred tax assets will not be realized in the foreseeable future. Deferred tax liabilities and assets are classified as current or non-current based on the expected reversal dates of the specific temporary differences.

The Company adopted FASB ASC Topic 740-10-05, “Income Taxes” which provides guidance for recognizing and measuring uncertain tax positions and prescribes a threshold condition that a tax position must meet for any of the benefits of the uncertain tax position to be recognized in the financial statements. It also provides accounting guidance on derecognizing, classification and disclosure of these uncertain tax positions. The Company’s policy on classification of all interest and penalties related to unrecognized income tax positions, if any, is to present them as a component of income tax expense.

Financial Instruments

1.	Concentration of credit risks:

Financial instruments that have the potential to expose the Company to credit risks are mainly cash and cash equivalents, bank deposit accounts, marketable securities and trade receivables.

The Company holds cash and cash equivalents, and deposit accounts at large banks in Israel, thereby substantially reducing the risk of loss.

With respect to trade receivables, the risk is limited due to the geographically spreading, nature and size of the entities that constitute the Company’s customer base. The Company assesses the financial position of its customers prior to the engagement with them.

The Company performs ongoing credit evaluations of its customers for the purpose of determining the appropriate allowance for doubtful accounts and generally does not require collateral. An appropriate allowance for doubtful accounts is included in the accounts.

2.	Fair value measurement:

The Company measures fair value and discloses fair value measurements for financial and non-financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The accounting standard establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

Level 1:	Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.
Level 2:	Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.
Level 3:	Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

Recent Accounting Pronouncements

In July 2012, the FASB issued Accounting Standard Update 2012-02, “Intangibles — Goodwill and Other (Topic 350): Testing Indefinite Intangibles Assets for Impairment,” which amended the guidance in ASC 350-30 on testing indefinite-lived intangible assets, other than goodwill, for impairment allowing an entity to perform a qualitative impairment assessment The Company believes that the adoption of this standard will not have an impact on its consolidated statements.

In December 2011, the FASB issued Accounting Standard Update No. 2011-11, “Balance Sheet (210): Disclosures about Offsetting Assets and Liabilities,” which requires additional disclosures about the nature of an entity’s rights of setoff and related arrangements associated with its financial instruments and derivative instruments. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods therein, with retrospective application required. In January 2013, the FASB issued Accounting Standard Update No. 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” The Company believes that the adoption of both the standard and the update will not an impact on the Company’s consolidated financial statements.

ACQUISITION OF NON-CONTROLLING INTEREST	12 Months Ended
Dec. 31, 2012
Acquisition Of Non Controlling Interest [Abstract]
ACQUISITION OF NON-CONTROLLING INTEREST

NOTE 3 — ACQUISITION OF NON-CONTROLLING INTEREST

On March 2, 2011, Enertec Management Ltd., an indirect, wholly-owned subsidiary of the Company, acquired the 27% of the outstanding shares of Enertec Systems not previously held by the Company, for an aggregate purchase price of $1,500. The Company accounted for the acquisition of the additional interest as an equity transaction.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 4 — FAIR VALUE MEASUREMENTS

Items carried at fair value as of December 31, 2012 and 2011 are classified in the table below in one of the three categories described in Note 2.

	Fair value measurements using input type
	December 31, 2012
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$10,611	$—	$—	$10,611
Marketable securities	3,183	—	—	3,183
Derivative asset – call option*	—	945	—	945
Derivative liability – put option	—	(73)	—	(73)
	$13,794	$872	$—	$14,666

*	The fair value of the derivative call options, using the Black-Scholes option pricing model made with the following unobservable assumptions: dividend yield of 9.7%, expected volatility: 49% – 54%, risk free interest rate: 9% – 19 (includes inflation rates), and expected life: 0.6 – 1.43 years.

	Fair value measurements using input type
	December 31, 2011
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$940	—	—	$940
Derivatives liabilities – warrants	—	(799)	—	(799)
	$940	$(799)	$—	$141

INVENTORIES	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 5 — INVENTORIES

Inventories are stated at the lower of cost or market, computed using the first-in, first-out method. Inventories consist of the following:

	December 31,
	2012	2011
Raw materials	$4,874	$732
Work in process	2,518	1,747
	$7,392	$2,479

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 6 — PROPERTY AND EQUIPMENT

Property and equipment consists of the following as of December 31, 2012 and 2011:

	December 31,
	2012	2011
Leasehold improvements	$1,176	$352
Machinery and equipment	980	133
Furniture and fixtures	246	149
Transportation equipment	134	113
Computer equipment	605	379
	3,141	1,126
Less accumulated depreciation	872	644
	$2,269	$482

Depreciation expenses totaled $228, $65, for the years ended December 31, 2012 and 2011, respectively.

INTANGIBLE ASSETS AND OTHERS, NET	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS AND OTHERS, NET

NOTE 7 — INTANGIBLE ASSETS AND OTHERS, NET

Composition:

	Useful life years	December 31,
		2012	2011
Original amount:
Technology	5	$330	$—
Customer related intangible assets	3	918	—
backlog	0.5	712	—
Prepaid lease expenses		226	—
		$2,186	$—
Accumulated amortization:
Technology	5	$22	—
Customer related intangible assets	3	102	—
backlog	0.5	427	—
		$551	$—
		$1,635	$—

The estimated future amortization of the intangible assets (excluded of deferred tax assets) as of December 31, 2012 is as follows:

2013	$657
2014	372
2015 and thereafter	$380

SHORT TERM BANK LOANS	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
SHORT TERM BANK LOANS

NOTE 8 — SHORT TERM BANK LOANS

As of December 31, 2012, the Company had short term bank credit of $4,689 comprised as follow: $656 current portion of long term loans and $4,033 of short term bank loans that bear interest of 3.25 – 5.25% paid on a monthly and weekly basis.

As of December 31, 2011, the Company had short term bank credit of $766 comprised as follow: $766 current portion of long term loans from bank.

LONG TERM LOANS FROM BANKS	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
LONG TERM LOANS FROM BANKS

NOTE 9 — LONG TERM LOANS FROM BANKS

1. Composition:

	Average Interest rate as of December 31, 2012		December 31,
			2012	2011
	%	Linkage Basis	Total long-term liabilities net of current portion
Due to Banks	P+1.41%	NIS	$4,597	$3,271
Less – current portion			(656)	(766)
			$3,941	$2,505

On December 17, 2012, the Company entered into a new loan agreement with an Israeli bank for $2,370. The loan is to be repaid in five years and bears annual interest at an initial rate of prime plus 2.75%.

2. Long-term Loans from Banks are due as follows:

	December 31,
	2012	2011
First year (current portion)	$656	$766
Second year	645	656
Third year	637	645
Fourth year and thereafter	2,659	1,204
	$4,597	$3,271

UTA Capital LLC TRANSACTION	12 Months Ended
Dec. 31, 2012
Significant Agreements Disclosure [Abstract]
UTA CAPITAL LLC TRANSACTION

NOTE 10 — UTA CAPITAL LLC TRANSACTION

On July 12, 2011, we entered into a Note and Warrant Purchase Agreement with UTA Capital LLC, a Delaware limited liability company (“UTA”), (the “Purchase Agreement,” and as amended by that certain letter agreement dated as of August 16, 2011, and as further amended by that certain Second Amendment to Note and Warrant Purchase Agreement dated as of August 31, 2011 and that certain Third Amendment to Note and Warrant Purchase Agreement dated as of November 24, 2011, the “Original Agreement”) pursuant to which UTA agreed to provide financing to Micronet Enertec on a secured basis.

The initial closing (the “Initial Closing”) of the transactions contemplated by the Purchase Agreement took place on September 1, 2011. In connection therewith, the Company issued to UTA a secured promissory note in the principal amount of $3,000 that matures on March 1, 2014 (the “First Note”). The First Note bears interest at a rate of 8% per annum and principal was due to be repaid in three equal principal payments of $1,000 on each of September 1, 2012, September 1, 2013 and March 1, 2014. Net proceeds from the sale of the First Note were to be used as working capital for the Company and its subsidiaries. In addition, the Company issued to UTA a warrant (the “First Warrant”) to purchase up to 476,113 shares of the Company’s common stock, par value $0.001 (the “Common Stock”) at an exercise price initially equal to $1.00 per share, representing 12% of the Company’s outstanding shares of Common Stock, on a fully diluted basis. The First Warrant became exercisable on March 1, 2012 and will terminate, to the extent not exercised, on March 1, 2017. The Company has agreed to customary covenants, see note 16.

At the issuance date of the First Warrant, we recorded the fair value of the First Warrant issued with the $3,000 Note as a derivative liability of $828 using the Black-Scholes option pricing model with a corresponding increase in debt discount as we determined that warrants are not indexed to the Company’s own stock pursuant to FASB ASC Topic 815, “Derivative and Hedging” (ASC 815-40-25). Debt discount is being amortized over the term of the loan to the stated maturity date and are presented as a component of interest expense in the accompanying statements of operations. Amortization of the debt discount for the year ended December 31, 2012 is $331, and is included as a component of interest expense.

Pursuant to the Original Agreement, UTA also agreed to purchase a 27-month, secured promissory note in the principal amount of $3,000 (the “Second Note”) at a second closing if it occurred (the “Second Closing”), which closing was to occur not later than nine months after the Initial Closing, subject to the closing conditions set forth in the Original Agreement; provided, however, that the principal amount of the Second Note was to be reduced by the aggregate unpaid principal amount outstanding under the Intermediate Note (as defined below) as of the date of the Second Closing. The First Note and the Second Note were to be secured by the pledge of certain of the assets of the Company and its subsidiaries and were to be identical other than their duration.

The Company has also agreed to issue to UTA at the Second Closing a second warrant (the “Second Warrant” and, together with the First Warrant, the “Warrants”) to purchase that number of shares of Common Stock in order that the Warrants, and any shares of Common Stock issued upon exercise of the First Warrant, represent 12% of the outstanding shares of Common Stock on a fully diluted basis as of the Second Closing. The Company agreed to grant to UTA certain demand and “piggy back” registration rights in respect of the shares underlying the Warrants, as set forth in the Original Agreement.

Amended and Restated Note and Warrant Purchase Agreement

In connection with the acquisition of Micronet (the “Acquisition”), we entered into an Amended and Restated Note and Warrant Purchase Agreement, dated as of September 7, 2012, with UTA. The Amended and Restated Note and Warrant Purchase Agreement amended the Original Agreement. Pursuant to the Amended and Restated Note and Warrant Purchase Agreement, we and UTA agreed to revise the Original Agreement to provide, among other things, (i) for the consummation of the Second Closing, as described below, to assist the Company in financing the Acquisition although the time period in which the Second Closing could occur had expired under the terms of the Original Agreement, (ii) that Enertec pledge to UTA the shares acquired in the Acquisition, (iii) that D.L. Capital Ltd., the Company’s controlling stockholder, enter into a pledge agreement with UTA to pledge 1,000,000 shares of common stock of the Company owned by D.L. Capital Ltd., (iv) that the Secured Promissory Note made by the Company payable to UTA, dated September 1, 2011 in the principal amount of $3,000 be amended to provide that the principal payments be paid in three equal principal payments of $1,000 each, the first on December 31, 2012, and the second on September 1, 2013, with the remaining principal balance due at the Maturity Date of March 1, 2014, and (v) that the Company satisfy within four months of September 7, 2012 the corporate governance requirements under Nasdaq Marketplace Rule 5605 (relating to Board and Board committee composition, process and decision-making), Rule 5610 (relating to codes of conduct) and Rule 5630 (relating to the review and approval of related-party transactions) as if the Company’s common stock were listed on the Nasdaq stock exchange.

Second Closing

On September 7, 2012, we issued to UTA pursuant to the Amended and Restated Note and Warrant Purchase Agreement (i) the Second Secured Promissory Note in the principal amount of $3,000, with an initial interest rate equal to 8% per annum, $1,500 of such amount payable on May 15, 2013, and the remaining balance due at the Maturity Date of April 1, 2014, and (ii) the Second Warrant entitling UTA to purchase from the Company up to a total of 300,000 shares of the Company’s common stock at an exercise price initially equal to $1.30 per share, first exercisable beginning six months after September 7, 2012, until 66 months after September 7, 2012. At issuance date, we recorded the fair value of the Second Warrant issued with the $ 3,000 Note as a derivative liability amounted to $872 using the Black-Scholes option pricing model with a corresponding increase in debt discount as we determined that warrants (ratchet down of exercise price based upon lower exercise price in future offerings) are not indexed to the Company’s own stock pursuant to FASB ASC Topic 815, “Derivative and Hedging” (ASC 815-40-25). Debt discount is being amortized over the term of the loan to the stated maturity date and are presented as a component of interest expense in the accompanying statements of operations. Amortization of the debt discount for the year ended December 31, 2012 is $129, and is included as a component of interest expense.

On November 6, 2012, the Company and UTA amended the terms of the Warrants pursuant to which UTA waived its right to anti-dilution protection in case the Company issues additional shares of common stock, while the Company waived certain upward exercise price adjustment provisions included in the Warrants. Following this amendment, the Warrants were classified to equity in the amount of $1,105.

CONVERTIBLE NOTE	12 Months Ended
Dec. 31, 2012
Convertible Note [Abstract]
CONVERTIBLE NOTE

NOTE 11 — CONVERTIBLE NOTE

As of December 31, 2012, the Company’s subsidiary Micronet has convertible note short term balance liability to be repaid in November 2013. The note is linked to the Israeli price index and bears an annual interest of 5.25%. The note may be converted into ordinary shares of Micronet at a price of 6.5 NIS per share.

The conversion feature meets the definition of an embedded derivative, which has a minimal value as of December 31, 2012.

ACCRUED SEVERANCE PAY, NET	12 Months Ended
Dec. 31, 2012
Accounts Payable and Accrued Liabilities [Abstract]
ACCRUED SEVERANCE PAY, NET

NOTE 12 — ACCRUED SEVERANCE PAY, NET

A. Accrued Liability:

The Company is liable for severance pay to its employees pursuant to the applicable local laws prevailing in the respective countries of employment and employment agreements. For Israeli employees, the liability is partially covered by individual managers’ insurance policies under the name of the employee, for which the Company makes monthly payments. The Company may make withdrawals from the managers’ insurance policies only for the purpose of paying severance pay.

The amounts accrued and the amounts funded with managers’ insurance policies are as follows:

	December 31,
	2012	2011
Accrued severance pay	$3,900	$1,300
Less-amount funded	(2,762)	(1,072)
	$1,138	$228

B. Expenses:

The income (expense) related to severance payable for the years ended December 31, 2012 and 2011 were $55 and $(139), respectively.

PROVISION FOR INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
PROVISION FOR INCOME TAXES

NOTE 13 — PROVISION FOR INCOME TAXES

A. Basis of Taxation

The Company’s Israeli subsidiaries are governed by the tax laws of the state of Israel which has a general tax rate of 25%. The Company is entitled to various tax benefits in Israel by virtue of being granted the status of an “approved enterprise industrial company” as defined by the tax regulations. The benefits include, among other things, a reduced tax rate.

B. Provision (Benefit) for Taxes

	Year ended December 31,
	2012	2011
Current:
Domestic (Israel)	$124	$30
Foreign	15	10
	139	40
Taxes related to prior years	47	(164)
Deferred:
Deferred taxes, net	(322)	47
Total provision (benefit) for income taxes	$(136)	$(77)

C. The reconciliation of income tax at the U.S. statutory rate to the Company’s effective tax rate as follows:

	2012	2011
U.S. federal statutory rate	35%	35%
Tax Rate difference between US and Israel	—	(10)%
Effect of Israeli tax rate benefit	—	(21)%
Change in valuation allowance	—	(4)%
Effect of previous years	—	(6)%
Gain on bargain purchase	(36)%
other	(2)%
Effective Tax Rate	(3)%	(6)%

D. Deferred Tax Assets and Liabilities

Deferred tax reflect the net tax effects of temporary differences between the carrying amounts of assets or liabilities for financial reporting purposes and the amounts used for income tax purposes. As of December 31, 2012 and 2011, the Company’s deferred taxes were in respect of the following:

	December 31,
	2012	2011
	(in thousands)
Net operating loss carry forward	110	148
Provisions for employee rights and other temporary differences	349	62
Deferred tax assets before valuation allowance	459	210
Valuation allowance	110	148
Deferred tax assets	349	62
Deferred tax liability	211	—
Deferred tax assets (liability), net	138	62

E. Tax losses

At December 31, 2012, the Company has a net operating loss carry forward of approximately $314, which may be utilized to offset future taxable income for United States federal tax purposes. This net operating loss carry forward begins to expire in 2022. Since it is more likely than not that the Company will not realize a benefit from this net operating loss carry forward a 100% valuation allowance has been recorded to reduce the deferred tax asset to its net realizable value.

F. Tax Assessments

The Company received final tax assessments in the United States through tax year 2008, with regards to the Israeli subsidiaries: Micronet and Enertec System received final tax assessments through tax year 2010 and Enertec Electronics received final tax assessments through tax year 2007.

G. Uncertain Tax Position

The Company did not record any liability for income taxes associated with unrecognized tax benefits during 2012 and 2011.

RELATED PARTIES	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTIES

NOTE 14 — RELATED PARTIES

Due to Stockholder

Mr. Lucatz was paid through a consulting agreement effective as of August 2009 that we entered into with D.L. Capital Ltd. (our controlling shareholder which is controlled by Mr. Lucatz). Under the consulting agreement, we paid D.L. Capital Ltd. through August 2011 management fees of 50 NIS (approximately $14) on a monthly basis, and covered other expenses in a sum of 10 NIS (approximately $3) per month. As of October 1, 2011, the costs of the consulting fee and/or salary were adjusted and increased by 10 NIS so the monthly salary/consulting management fee was 60 NIS (approximately $17).

In November 2012, entities controlled by Mr. Lucatz reached agreements with each of Micronet and the Company for the provision of management and consulting services to Micronet and the Company, respectively. On November 7, 2012, the board of directors and the audit committee of Micronet approved the entry into a management and consulting services agreement with D.L. Capital Ltd., which provides that effective November 1, 2012 Mr. Lucatz will devote 60% of his time to Micronet matters for the three year term of the agreement and that Micronet will pay the entities controlled by Mr. Lucatz management fees of NIS 65 (approximately $16) on a monthly basis, and cover other monthly expenses. Such agreement was further subject to the approval of Micronet’s shareholders, which was obtained at a special meeting held on January 30, 2013 for that purpose and went into effect following its execution on February 8, 2013. On November 26, 2012, D.L. Capital Ltd. entered into a management and consulting services agreement with the Company, effective November 1, 2012, which provides that we will pay the entities controlled by Mr. Lucatz: (i) management fees of $13 on a monthly basis, and cover other monthly expenses, (ii) an annual bonus of 3% of the amount by which the annual EBITDA for such year exceeds the average annual EBITDA for 2011 and 2010, and (iii) a one-time bonus of 0.5% of the purchase price of any acquisition or capital raising transaction, excluding the public offering contemplated at such time, completed by us during the term of the agreement.

Transactions with related parties

	Year ended December 31,
	2012	2011
Consulting fee paid to controlling shareholder	$252	$293

STOCK OPTION PLAN	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
STOCK OPTION PLAN

NOTE 15 — STOCK OPTION PLAN

Pursuant to our 2012 Stock Incentive Plan, our board of directors is authorized to award stock options to purchase shares of common stock to our officers, directors, employees and certain others, up to a total of 500,000 shares of common stock, subject to adjustment in the event of a stock split, stock dividend, recapitalization or similar capital change. Stockholders will experience dilution in the event that shares of common stock are issued pursuant to the 2012 Stock Incentive Plan or any warrants that may be outstanding. As of December 31, 2012, no options have been granted under this plan.

Micronet has issued immaterial number of stock options during the year ended December 31, 2012. Stock based compensation for the year ended December 31, 2012 was immaterial.

SEGMENT REPORTING	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 16 — SEGMENT REPORTING

The Company accounts for its segment information in accordance with the provisions of ASC 280-10, “Segment Reporting.” ASC 280-10 establishes annual and interim reporting standards for operating segments of a company. ASC 280-10 requires disclosures of selected segment-related financial information about products, major customers, and geographic areas based on the Company’s internal accounting methods.

Operating segments are based upon our internal organization structure, the manner in which our operations are managed and the availability of separate financial information. Following the purchase of Micronet in September 2012 we have two operating segments: defense and aerospace segment conducted by Enertec and mobile resource management conducted by Micronet. Prior to the third quarter of fiscal 2012, we had only one segment conducted by Enertec systems.

Summarized financial information by segment for the year ended December 31, 2012, based on the Company’s internal financial reporting system utilized by the Company’s chief operating decision makers, follows:

	Defense and aerospace	Mobile resource management		Consolidated
Revenues from external customers	$10,447	$7,341		$17,788
Segment operating income (loss)	176	1,561	(1)	1,737
Not allocated costs				340
Consolidated profit from operations				$1,397

(1)	Excludes $1,171 of amortization of inventory fair value $551 of intangible assets amortization, and $4,623 gain on bargain purchase derived from Micronet acquisition.

Revenue from the Company’s major customers representing 10% or more of total revenue for the years ended December 31, 2012 and 2011 were as follows:

	Year ended December 31,
	2012	2011
Customer A	47%	65%
Customer B	7%	26%
Customer C	30%	—

Revenue from customers in the geographic regions based on the location of customers’ headquarters is as follows:

	Year ended December 31,
	2012	2011
USA	$6,275	$—
Israel	10,520	10,146
Other	993	—
Total	$17,788	$10,146

As of December 31, 2012 and 2011 all of the Company’s long lived assets were located in Israel.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 17 — COMMITMENTS AND CONTINGENCIES

Lease commitments

Micronet’s lease expires in June 2013, subject to our option to extend the term for two additional years until June 2015, and has a current annual base rent, before reimbursable operating expenses, of approximately $130 per year including property management fee. Enertec’s properties consist of leased combined office and manufacturing facilities used for sales, support, research and development, manufacturing, and our headquarters (management and administrative personnel) and located in Karmiel. Annual rent are approximately $200 per year. The lease term expires in June 2021, subject to two five-year extension options and early termination provision after five years, which we hold.

At December 31, 2012, total minimum cars and lease rentals under non-cancelable operating leases with an initial or remaining lease term of one year or more are as follows:

Year Ended December 31,	Amount
2013	$325
2014	390
2015	340
2016	$259
Guarantees and Liens

Our bank loans are primarily secured by a pledge of the Micronet shares we hold through Enertec, which were previously pledged to UTA but were released in connection with the partial repayment. In addition, our other subsidiaries provided a guarantee of Enertec Electronic’s obligations under the loan documents.

Also, pursuant to the Amended and Restated Note and Warrant Purchase Agreement, the Company has created a pledge on all of the shares of capital stock of Enertec Electronics (fully owned by the Company) and granted, as additional security in favor of UTA, a security interest in and lien on any and all accounts receivable, contracts, chattel paper, equipment and all other assets of the Company. Each of the Company’s subsidiaries entered into a security agreement guaranteeing all of the Company’s obligations toward UTA under the above agreement including a floating charge (second degree) after a senior floating charge for the benefit of First International Bank of Israel Bank on Enertec Systems’ assets, and agreed to certain other restrictions.

Legal proceedings

We are not subject to any pending or threatened legal proceedings, nor is our property the subject of a pending or threatened legal proceeding. None of our directors, officers or affiliates is involved in a proceeding adverse to our business or has a material interest adverse to our business.

Covenants

Enertec has covenanted under certain bank loans that (i) its shareholders’ equity according to its financial statements will not be below 18,000 NIS, and (ii) its shareholders’ equity will not be lower than 30% of the total liabilities on its balance sheet. Enertec Electronics has also covenanted under a certain bank loan that (i) Micronet’s equity will not be lower than 25,000 NIS (approximately $6,500), (ii) Micronet’s cash level will not be lower than 5,000 NIS (approximately $1,300), and (iii) Micronet will maintain a financial debt to EBITDA ratio not to exceed 2:1. As of December 31, 2012 all of the bank covenants were met.

SUPPLEMENTARY FINANCIAL STATEMENTS INFORMATION	12 Months Ended
Dec. 31, 2012
Disclosure Of Supplementary Financial Statements Information [Abstract]
SUPPLEMENTARY FINANCIAL STATEMENTS INFORMATION

NOTE 18 — SUPPLEMENTARY FINANCIAL STATEMENTS INFORMATION

A. Other Current Assets:

	December 31,
	2012	2011
Prepaid expenses	$559	$363
Government departments and agencies	563	55
Deferred taxes	198	10
Short-term lease deposits	188	—
Others	431	280
	$1,939	$708

B. Other Accounts Payable:

	December 31,
	2012	2011
Employees and wage-related liabilities	$1,313	$486
Government departments and agencies	975	366
Accrued expenses	783	181
Other current liabilities	349	—
	$3,420	$1,033

C. Earnings per Share:

Basic and diluted earnings per share (“EPS”) were computed based on the average number of shares outstanding during each year.

The following table sets forth the computation of basic and diluted net earnings per share attributable to Micronet Enertec:

	Year ended December 31,
	2012	2011
1. Numerator:
Amount for basic earnings per share	$5,417	$1,359
Changes in fair value of warrant derivatives liabilities	113	—
Amount for diluted earnings per share	5,530	1,359
2. *Denominator:
Denominator for basic earnings per share – weighted average of shares	3,241,500	3,241,500
Effect of dilutive warrants	353,372	—
Denominator for diluted net earnings per share – weighted average shares and assuming dilution	3,594,872	3,241,500
Basic earnings per share attributed to Micronet Enertec stockholders	$1.67	$0.42
Diluted earnings per share attributed to Micronet Enertec stockholders	$1.54	$0.42

*	Giving retrospective effect to the reverse split — see Note 19

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 19 — SUBSEQUENT EVENTS

A.	On January 28, 2013, we and UTA amended the terms of the Amended and Restated Note and Warrant Purchase Agreement and the First Note and Second Note to provide that any net proceeds of any equity financing by us or any of our subsidiaries will be applied as follows: (x) the first $4,000 may be retained by us or applied to reduce other obligations of ours or a subsidiary of ours, and (y) 75% of the excess of such net proceeds over $4,000 may be retained by us or applied to reduce other obligations of ours or a subsidiary of ours, and the remaining 25% shall be applied (A) first to the repayment of the First Note and (B) second, to the extent any proceeds remain, to the repayment of the Second Note. We and UTA also agreed upon the application of our December 17, 2012 prepayment of $2,500 owed to UTA and the release of a certain pledge. In consideration for the amendments and releases we agreed to pay UTA $480 in cash or a combination of cash and shares of our common stock.
B.	On January 13, 2013, Micronet’s board of directors declared a 5,000 NIS (approximately $1,300) dividend to its shareholders. The dividend was paid on February 6, 2013.
C.	On February 18, 2013, the board of directors approved an amendment to the Company’s Certificate of Incorporation, as amended, to effect a 1-for-2 reverse stock split on the issued and outstanding common. All relevant information relating to numbers of shares and warrants and per share information have been retrospectively adjusted to reflect the reverse stock split for all periods presented. The reverse split was effected on March 14, 2013.
D.	In January 2013, the Company’s shareholding in Micronet decreased to 48.06% due to exercise of employee stock options in Micronet.
E.	On March 8, 2013, UTA fully exercised the warrants it received in connection with the Amended and Restated Note and Warrant Purchase Agreement described above and the Company issued an aggregate of 726,746 shares of common stock to UTA upon such exercise, which represents approximately 18.3% of the Company’s outstanding common stock as of March 14, 2013. The warrant to purchase 476,113 shares of common stock issued to UTA in September 2011 was exercised for the full amount of such shares at an aggregate exercise price of $476 based on an exercise price of $1.00 per share, which exercise price was paid by reducing the $480 liability the Company owed UTA for the amendments and releases described above. The warrant to purchase 300,000 shares of common stock issued to UTA in September 2012 was exercised for 250,633 shares through a cashless exercise method.
F.	On March 14, 2013, the Company changed its corporate name from Lapis Technologies, Inc. to Micronet Enertec Technologies, Inc.
G.	On March 17, 2013, Enertec Electronics Ltd., the Company’s wholly-owned subsidiary that holds approximately 48.06% of Micronet’s outstanding ordinary shares, entered into a voting agreement with Mr. Shlomo Shalev, Chairman of the board of Micronet and the holder of 600,000 ordinary shares of Micronet constituting approximately 3% of Micronet’s outstanding ordinary shares and options exercisable for 400,000 ordinary shares of Micronet constituting approximately 2% of Micronet’s outstanding ordinary shares (the “Voting Agreement”). Pursuant to the Voting Agreement, the parties agreed to meet prior to each shareholders meeting of Micronet to coordinate their voting on each matter to be brought before such shareholder meeting and, in the event the parties are not able to reach an agreement with respect to the voting on any matter, Mr. Shalev shall vote all of his shares on such matter as instructed by Enertec Electronics Ltd. Either party may terminate the Voting Agreement upon 90 days’ prior written notice.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”).

The consolidated financial statements include the financial statements of the Company and its wholly owned subsidiaries. All significant inter-company transactions and balances among the Company and its subsidiaries are eliminated upon consolidation.

Functional Currency

Functional Currency

The functional currency of Micronet Enertec is the U.S. dollar. The functional currency of certain subsidiaries is their local currency. The financial statements of those companies are included in consolidation, based on translation into U.S. dollars. Assets and liabilities are translated at year-end exchange rates, while revenues and expenses are translated at monthly average exchange rates during the year. Differences resulting from translation are presented in the consolidated statements of comprehensive income.

Use of Estimate

Use of Estimate

The preparation of the financial statements in conformity with Generally Accepted Accounting Principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates.

Reclassifications

Reclassifications

Certain comparative figures have been reclassified to conform to the current year presentation.
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements comprise the Company and its subsidiaries. Control is the power to govern the financial and operating policies of an entity so as to obtain benefits from its operating activities. In assessing control, legal and contractual rights, are taken into account. The consolidated financial statements of subsidiaries are included in the consolidated financial statements from the date that control is achieved until the date that control is ceased. Intercompany transactions and balances are eliminated upon consolidation.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash equivalents are considered by the Company to be highly-liquid investments, including inter-alia, short-term deposits with banks, of which do not exceed maturities of three months at the time of deposit and which are not restricted.

Investments in Marketable Securities

Investments in Marketable Securities

Management determines the appropriate classification of its investments at the time of purchase and reevaluates such determinations at each balance sheet date. Investments in marketable securities are classified as “trading,” and unrealized gains or losses are reported in the statement of operations.

Revenue Recognition

Revenue Recognition

The Company’s subsidiary Enertec Systems 2001 LTD mainly enters into long-term fixed-price contracts with customers to manufacture test systems, simulators, and airborne applications. Revenue on these long-term fixed-price contracts is recognized under the percentage-of-completion method. In using the percentage of completion method, revenues are generally recorded based on the percentage of cost incurred to date on a contract relative to the estimated total expected contract cost. Management uses historical experience, project plans and an assessment of the risks and uncertainties inherent in the arrangement to establish the total estimated costs. The percentage of completion is established by the costs incurred to date as a percentage of the estimated total costs of each contract (cost-to-cost method). Contract costs include all direct material and labor costs. The Company begins recognizing revenue on a project when persuasive evidence of an arrangement exists, recoverability is probable, and project costs are incurred. The Company recognizes contract losses, if any, in the period in which they first became evident. On December 31, 2012 approximately $3.5 million (on December 31, 2011: $1.3 million) of the accounts receivable balance was unbilled due to the customer’s payment terms.

Revenues from the sales of MRM (mobile resource management) products are recognized when persuasive evidence of an arrangement exists; delivery has occurred, fee to its customer is fixed and determinable; and collection of the resulting receivable is reasonably assured. The title and risk of loss passes to the customer, delivery is occurred and acceptance is satisfied as the product leaves the Company premises.

Allowance for Doubtful Accounts

Allowance for Doubtful Accounts

The Company establishes an allowance for doubtful accounts to ensure trade and financing receivables are not overstated due to uncollectability. The allowance for doubtful accounts was based on specific receivables, which their collection, in the opinion of Company’s management, is in doubt. Trade receivables are charged off in the period in which they are deemed to be uncollectible.

Inventories

Inventories

Inventories of raw materials are stated at the lower of cost (first-in, first-out basis) or realizable value. Cost of work in process comprise direct materials, direct production costs and an allocation of production overheads based on normal operating capacity.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over their estimated useful lives. Annual rates of depreciation are as follows:

Leasehold improvements	The shorter of term of the lease or the useful life of the asset
Machinery and equipment	10 years
Furniture and fixtures	14 years
Transportation equipment	7 years
Computer equipment	3 years

Stock Based Compensation

Stock Based Compensation

The Company accounts for stock based compensation under the fair value method under which compensation cost is measured at the grant date based on the value of the award and is recognized over the service period, which is usually the vesting period. For stock options, fair value is determined using an option-pricing model that takes into account the stock price at the grant date, the exercise price, the expected life of the option, the volatility of the underlying stock, the expected dividends on it, and the risk-free interest rate over the expected life of the option. Micronet issued an immaterial number of stock options during 2012. Stock based compensation for the year ended December 31, 2012 were immaterial. For the year ended December 31, 2011, there was no stock based compensation.

Common Stock Purchase Warrants and Other Derivative Financial Instruments

Common Stock Purchase Warrants and Other Derivative Financial Instruments

In accordance with Financial Accounting Standards Board (“FASB”) ASC Topic 815 “Derivative and Hedging” (ASC 815-40-25), the Company determined that the warrants issued to UTA (ratchet down of exercise price based upon lower exercise price in future offerings) are not indexed to the Company’s own stock and therefore should be recorded as a derivative financial liability pursuant to ASC 815-40-25. The fair value of these warrants as of December 31, 2011 was $798.

On November 6, 2012, these warrants were classified to equity due to changes in their terms (see also note 9).

Shipping and Handling Costs

Shipping and Handling Costs

Shipping and handling costs, which amounted to $44 and $21 for the years ended December 31, 2012 and 2011, respectively, are included in selling and marketing expenses.
Research and Development Costs

Research and Development Costs

Research and development costs are charged to statements of income as incurred.
Advertising Costs

Advertising Costs

The Company expenses advertising costs as incurred. Advertising costs for the years ended December 31, 2012 and 2011 were $59 and $56, respectively.
Earnings per Share

Earnings per Share

Earnings (loss) per share (“EPS”) were computed in accordance with the FASB ASC Topic 260, “Earnings Per Share” (ASC 260). ASC 260 requires the presentation of both basic and diluted EPS.

Basic net earnings per share is computed based on the weighted average number of ordinary shares outstanding during each year. Diluted earnings per share is computed based on the weighted average number of ordinary shares outstanding during each year, plus dilutive potential ordinary shares considered outstanding during the year derived from potential exercise of warrants.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company evaluates property and equipment and purchased intangible assets with finite lives for impairment whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flow and recognizes an impairment loss when the estimated undiscounted future cash flow expected to result from the use of the asset plus the net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. When the Company identifies an impairment, it reduces the carrying amount of the asset to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values. During the years ending December 31, 2012, and 2011 no impairments have been identified.

Intangible assets

Intangible assets

Intangible assets have been recorded as a result of Micronet’s acquisition. Intangible assets that are not considered to have an indefinite useful life are amortized using the straight-line basis over their estimated useful lives. The carrying amount of these assets is reviewed whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of these assets is measured by comparison of the carrying amount of the asset to the future undiscounted cash flows the assets is expected to generate. If the asset is considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired asset.

Comprehensive Income

Comprehensive Income

ASC 220-10, “Reporting Comprehensive Income,” requires the Company to report in its consolidated financial statements, in addition to its net income, comprehensive income (loss), which includes all changes in equity during a period from non-owner sources including, as applicable, foreign currency items, and other items.

The Company’s comprehensive loss for all periods presented is related to the effect of foreign translation losses.

Income Taxes

Income Taxes

Deferred taxes are determined utilizing the “asset and liability” method, whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and the tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, when it’s more likely than not that deferred tax assets will not be realized in the foreseeable future. Deferred tax liabilities and assets are classified as current or non-current based on the expected reversal dates of the specific temporary differences.

The Company adopted FASB ASC Topic 740-10-05, “Income Taxes” which provides guidance for recognizing and measuring uncertain tax positions and prescribes a threshold condition that a tax position must meet for any of the benefits of the uncertain tax position to be recognized in the financial statements. It also provides accounting guidance on derecognizing, classification and disclosure of these uncertain tax positions. The Company’s policy on classification of all interest and penalties related to unrecognized income tax positions, if any, is to present them as a component of income tax expense.

Financial Instruments

Financial Instruments

1.	Concentration of credit risks:

Financial instruments that have the potential to expose the Company to credit risks are mainly cash and cash equivalents, bank deposit accounts, marketable securities and trade receivables.

The Company holds cash and cash equivalents, and deposit accounts at large banks in Israel, thereby substantially reducing the risk of loss.

With respect to trade receivables, the risk is limited due to the geographically spreading, nature and size of the entities that constitute the Company’s customer base. The Company assesses the financial position of its customers prior to the engagement with them.

The Company performs ongoing credit evaluations of its customers for the purpose of determining the appropriate allowance for doubtful accounts and generally does not require collateral. An appropriate allowance for doubtful accounts is included in the accounts.

2.	Fair value measurement:

The Company measures fair value and discloses fair value measurements for financial and non-financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The accounting standard establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

Level	1:	Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.
Level	2:	Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.
Level	3:	Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In July 2012, the FASB issued Accounting Standard Update 2012-02, “Intangibles — Goodwill and Other (Topic 350): Testing Indefinite Intangibles Assets for Impairment,” which amended the guidance in ASC 350-30 on testing indefinite-lived intangible assets, other than goodwill, for impairment allowing an entity to perform a qualitative impairment assessment The Company believes that the adoption of this standard will not have an impact on its consolidated statements.

In December 2011, the FASB issued Accounting Standard Update No. 2011-11, “Balance Sheet (210): Disclosures about Offsetting Assets and Liabilities,” which requires additional disclosures about the nature of an entity’s rights of setoff and related arrangements associated with its financial instruments and derivative instruments. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods therein, with retrospective application required. In January 2013, the FASB issued Accounting Standard Update No. 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” The Company believes that the adoption of both the standard and the update will not an impact on the Company’s consolidated financial statements.

DESCRIPTION OF BUSINESS (Tables)	12 Months Ended
Dec. 31, 2012
Description Of Business [Abstract]
Estimates of the fair value of assets acquired and liabilities assumed and resulting gain on bargain purchase

The table set forth below summarizes the estimates of the fair value of assets acquired and liabilities assumed and resulting gain on bargain purchase

U.S. $ in Thousands
Current assets	$19,492
Derivative asset – call options	404
Property, plant and equipment, net	1,400
Other non-current assets	267
Identifiable intangible assets:
Customer relations	918
Backlog	712
Technology	330
Total assets acquired	23,523
Current liabilities	4,689
Derivative liability – put option	163
Convertible notes	1,265
Long-term liabilities, including deferred taxes liability	1,383
Total liabilities assumed	7,500
Non-controlling interest	6,461
Employees stock options (non-controlling interest)	635
Gain on bargain purchase	4,623
Net assets acquired	$4,304

The unaudited pro forma financial information

The unaudited pro forma financial information is as follows (in thousands, except per share amounts):

	Year Ended December 31,
	2012	2011
Total revenues	$37,492	$22,691
Net income attribute to Micronet Enertec*	$2,840	$(82)
Basic earnings per share	$0.88	$(0.02)
Diluted earnings (losses) per share	$0.82	$(0.02)

*	Excluding one-time gain on bargain purchase amounted to $4,623.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Property, Plant and Equipment

Annual rates of depreciation are as follows:

Leasehold improvements	The shorter of term of the lease or the useful life of the asset
Machinery and equipment	10 years
Furniture and fixtures	14 years
Transportation equipment	7 years
Computer equipment	3 years

FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of financial assets and liabilitites measured at fair value

Items carried at fair value as of December 31, 2012 and 2011 are classified in the table below in one of the three categories described in Note 2.

	Fair value measurements using input type
	December 31, 2012
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$10,611	$—	$—	$10,611
Marketable securities	3,183	—	—	3,183
Derivative asset – call option*	—	945	—	945
Derivative liability – put option	—	(73)	—	(73)
	$13,794	$872	$—	$14,666

*	The fair value of the derivative call options, using the Black-Scholes option pricing model made with the following unobservable assumptions: dividend yield of 9.7%, expected volatility: 49% – 54%, risk free interest rate: 9% – 19 (includes inflation rates), and expected life: 0.6 – 1.43 years.

	Fair value measurements using input type
	December 31, 2011
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$940	—	—	$940
Derivatives liabilities – warrants	—	(799)	—	(799)
	$940	$(799)	$—	$141

INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Schedule of Inventories

NOTE 5 — INVENTORIES

Inventories consist of the following:

	December 31,
	2012	2011
Raw materials	$4,874	$732
Work in process	2,518	1,747
	$7,392	$2,479

PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property and Equipment

Property and equipment consists of the following as of December 31, 2012 and 2011:

	December 31,
	2012	2011
Leasehold improvements	$1,176	$352
Machinery and equipment	980	133
Furniture and fixtures	246	149
Transportation equipment	134	113
Computer equipment	605	379
	3,141	1,126
Less accumulated depreciation	872	644
	$2,269	$482

INTANGIBLE ASSETS AND OTHERS, NET (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets

Composition:

	Useful life years	December 31,
		2012	2011
Original amount:
Technology	5	$330	$—
Customer related intangible assets	3	918	—
backlog	0.5	712	—
Prepaid lease expenses		226	—
		$2,186	$—
Accumulated amortization:
Technology	5	$22	—
Customer related intangible assets	3	102	—
backlog	0.5	427	—
		$551	$—
		$1,635	$—

Future Amortization Of Intangible Assets	The estimated future amortization of the intangible assets (excluded of deferred tax assets) as of December 31, 2012 is as follows:

2013	$657
2014	372
2015 and thereafter	$380

LONG TERM LOANS FROM BANKS (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Short-term Debt

1. Composition:

	Average Interest rate as of December 31, 2012		December 31,
			2012	2011
	%	Linkage Basis	Total long-term liabilities net of current portion
Due to Banks	P+1.41%	NIS	$4,597	$3,271
Less – current portion			(656)	(766)
			$3,941	$2,505

Schedule of Maturities of Long-term Debt

Long-term Loans from Banks are due as follows:

	December 31,
	2012	2011
First year (current portion)	$656	$766
Second year	645	656
Third year	637	645
Fourth year and thereafter	2,659	1,204
	$4,597	$3,271

ACCRUED SEVERANCE PAY, NET (Tables)	12 Months Ended
Dec. 31, 2012
Acquisition Of Non Controlling Interest [Abstract]
Schedule Of Payments For Postemployment Benefits

The amounts accrued and the amounts funded with managers’ insurance policies are as follows:

	December 31,
	2012	2011
Accrued severance pay	$3,900	$1,300
Less-amount funded	(2,762)	(1,072)
	$1,138	$228

PROVISION FOR INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)

Provision (Benefit) for Taxes

	Year ended December 31,
	2012	2011
Current:
Domestic (Israel)	$124	$30
Foreign	15	10
	139	40
Taxes related to prior years	47	(164)
Deferred:
Deferred taxes, net	(322)	47
Total provision (benefit) for income taxes	$(136)	$(77)

Schedule of Effective Income Tax Rate Reconciliation

The reconciliation of income tax at the U.S. statutory rate to the Company’s effective tax rate as follows:

	2012	2011
U.S. federal statutory rate	35%	35%
Tax Rate difference between US and Israel	—	(10)%
Effect of Israeli tax rate benefit	—	(21)%
Change in valuation allowance	—	(4)%
Effect of previous years	—	(6)%
Gain on bargain purchase	(36)%
other	(2)%
Effective Tax Rate	(3)%	(6)%

Schedule of Deferred Tax Assets and Liabilities

Deferred Tax Assets and Liabilities

Deferred tax reflect the net tax effects of temporary differences between the carrying amounts of assets or liabilities for financial reporting purposes and the amounts used for income tax purposes. As of December 31, 2012 and 2011, the Company’s deferred taxes were in respect of the following:

	December 31,
	2012	2011
	(in thousands)
Net operating loss carry forward	110	148
Provisions for employee rights and other temporary differences	349	62
Deferred tax assets before valuation allowance	459	210
Valuation allowance	110	148
Deferred tax assets	349	62
Deferred tax liability	211	—
Deferred tax assets (liability), net	138	62

RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Transactions with related parties

Transactions with related parties

	Year ended December 31,
	2012	2011
Consulting fee paid to controlling shareholder	$252	$293

SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Company's internal financial reporting system utilized by the Company's chief operating
Summarized financial information by segment for the year ended December 31, 2012, based on the Company’s internal financial reporting system utilized by the Company’s chief operating decision makers, follows:

	Defense and aerospace	Mobile resource management		Consolidated
Revenues from external customers	$10,447	$7,341		$17,788
Segment operating income (loss)	176	1,561	(1)	1,737
Not allocated costs				340
Consolidated profit from operations				$1,397
(1)	Excludes $1,171 of amortization of inventory fair value $551 of intangible assets amortization, and $4,623 gain on bargain purchase derived from Micronet acquisition.

Revenue from the Company's major customers

Revenue from the Company’s major customers representing 10% or more of total revenue for the years ended December 31, 2012 and 2011 were as follows:

	Year ended December 31,
	2012	2011
Customer A	47%	65%
Customer B	7%	26%
Customer C	30%	—

Revenue from customers in the geographic regions

Revenue from customers in the geographic regions based on the location of customers’ headquarters is as follows:

	Year ended December 31,
	2012	2011
USA	$6,275	$—
Israel	10,520	10,146
Other	993	—
Total	$17,788	$10,146

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Operating leases with an initial or remaining lease term

At December 31, 2012, total minimum cars and lease rentals under non-cancelable operating leases with an initial or remaining lease term of one year or more are as follows:

Year Ended December 31,	Amount
2013	$325
2014	390
2015	340
2016	$259

SUPPLEMENTARY FINANCIAL STATEMENTS INFORMATION: (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure Of Supplementary Financial Statements Information [Abstract]
Other Current Assets:

A. Other Current Assets:

	December 31,
	2012	2011
Prepaid expenses	$559	$363
Government departments and agencies	563	55
Deferred taxes	198	10
Short-term lease deposits	188	—
Others	431	280
	$1,939	$708

Other Accounts Payable:

B. Other Accounts Payable:

	December 31,
	2012	2011
Employees and wage-related liabilities	$1,313	$486
Government departments and agencies	975	366
Accrued expenses	783	181
Other current liabilities	349	—
	$3,420	$1,033

Computation of basic and diluted net earnings per share attributable to Lapis

C. Earnings per Share:

Basic and diluted earnings per share (“EPS”) were computed based on the average number of shares outstanding during each year.

The following table sets forth the computation of basic and diluted net earnings per share attributable to Micronet Enertec:

	Year ended December 31,
	2012	2011
1. Numerator:
Amount for basic earnings per share	$5,417	$1,359
Changes in fair value of warrant derivatives liabilities	113	—
Amount for diluted earnings per share	5,530	1,359
2. *Denominator:
Denominator for basic earnings per share – weighted average of shares	3,241,500	3,241,500
Effect of dilutive warrants	353,372	—
Denominator for diluted net earnings per share – weighted average shares and assuming dilution	3,594,872	3,241,500
Basic earnings per share attributed to Micronet Enertec stockholders	$1.67	$0.42
Diluted earnings per share attributed to Micronet Enertec stockholders	$1.54	$0.42

*	Giving retrospective effect to the reverse split — see Note 19

DESCRIPTION OF BUSINESS (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended				1 Months Ended		12 Months Ended			1 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Call Option USD ($)	Dec. 31, 2012 Employee Stock Option USD ($)	Dec. 31, 2012 Developed Technology Rights USD ($)	Dec. 31, 2012 Customer Relationships USD ($)	Dec. 31, 2012 Order or Production Backlog USD ($)	Dec. 31, 2012 Put Option USD ($)	Sep. 07, 2012 Micronet Limited USD ($)	Sep. 07, 2012 Micronet Limited ILS	Dec. 31, 2012 Micronet Limited USD ($)	Dec. 31, 2012 Micronet Limited ILS	Nov. 14, 2012 Micronet Limited USD ($)	Sep. 07, 2012 Micronet Limited Call Option One USD ($)	Sep. 07, 2012 Micronet Limited Call Option One ILS	Dec. 31, 2012 Micronet Limited Call Option Two USD ($)	Dec. 31, 2012 Micronet Limited Call Option Two ILS	Sep. 07, 2012 Micronet Limited Call Option Two	Dec. 31, 2012 Micronet Limited Call Option Two Maximum USD ($)	Dec. 31, 2012 Micronet Limited Call Option Two Maximum ILS	Dec. 31, 2012 Micronet Limited Put Option USD ($)	Dec. 31, 2012 Micronet Limited Put Option ILS
Schedule Of Description Of Business [Line Items]
Number of subsidiaries	2
Ownership percentage									47.50%	47.50%	50.10%	50.10%	50.10%
Acquisition date									Sep 7, 2012	Sep 7, 2012
Percentage of equity interests acquired													2.60%
Number of shares acquired									8,256,000	8,256,000
Consideration paid with cash									$ 4,300	17,300			$ 246
Number of additional shares entitled to be purchased														996,000	996,000			1,200,000	18,850,000	18,850,000	1,000,002	1,000,002
Number of additional shares, percentage of issued and outstanding shares														5.49%	5.49%	6.62%	6.62%				5.73%	5.73%
Average price per share												2.2		$ 0.563	2.1	$ 0.563	2.1		$ 0.8	3	$ 0.589	2.2
Class Of Warrant Or Right Percentage Of Gross Profit Per Share																25.00%	25.00%
Acquisition costs											65
Purchase price per share												2.1
Percentage Of Seller Ownership After All Transactions	30.00%
Percentage of gain created following non-controlling interests											40.00%	40.00%
Purchase price allocation					330	917	712
Amortization period					5 years	3 years	6 months
Fair value of inventory											1,171
Derivative asset- call option	404		404
Employees stock options (non-controlling interest)	635			635
Derivative liability - put option	163							163
Contribution to consolidated revenue											7,341
Contribution to net income											(181)
Gain on bargain purchase	$ (4,623)	$ 0

DESCRIPTION OF BUSINESS (Assets acquired and liabilities assumed and resulting gain on bargain purchase (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule Of Description Of Business [Line Items]
Current assets	$ 19,492
Derivative asset- call options	404
Property, plant and equipment, net	1,400
Other non- current assets	267
Identifiable intangible assets:
Customer relations	918
Backlog	712
Technology	330
Total assets acquired	23,523
Current liabilities	4,689
Derivative liability- put option	163
Convertible notes	1,265
Long-term liabilities, including deferred taxes liability	1,383
Total liabilities assumed	7,500
Non-controlling interest	6,461
Employees stock options (non-controlling interest)	635
Gain on bargain purchase	4,623
Net assets acquired	$ 4,304

DESCRIPTION OF BUSINESS (Proforma financial information) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Schedule Of Description Of Business [Line Items]
Total revenues	$ 37,492		$ 22,691
Net income attribute to Micronet Enertec*	$ 2,840	[1]	$ (82)	[1]
Basic earnings per share	$ 0.88		$ (0.02)
Diluted earnings (losses) per share	$ 0.82		$ (0.02)

[1]	Excluding one-time gain on bargain purchase amounted to $4,623.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Line Items]
Unbilled accounts receivables	$ 3,500,000	$ 1,300,000
Fair value of not settleable warrants		798,000
Shipping and handling costs	44,000	21,000
Advertising expense	$ 59,000	$ 56,000

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Annual rates of depreciation) (Details)	12 Months Ended
Dec. 31, 2012
Leasehold improvements
Property, Plant and Equipment [Line Items]
Useful life of the asset	0 years
Machinery and equipment
Property, Plant and Equipment [Line Items]
Useful life of the asset	10 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Useful life of the asset	14 years
Transportation equipment
Property, Plant and Equipment [Line Items]
Useful life of the asset	7 years
Computer equipment
Property, Plant and Equipment [Line Items]
Useful life of the asset	3 years

ACQUISITION OF NON-CONTROLLING INTEREST (Details) (Enertec Management Ltd, USD $) In Thousands, unless otherwise specified	Mar. 02, 2011
Enertec Management Ltd
Acquisition Of Non Controlling Interest [Line Items]
Percentage of equity interests acquired	27.00%
Aggregate purchase price	$ 1,500

FAIR VALUE MEASUREMENTS (Fair value measurements using input type) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 10,611		$ 940
Marketable securities	3,183
Derivative asset- call option*	0	[1]
Derivative liability- put option	0
Derivatives liabilities - warrants			0
Financial assets and liabilitied measured at fair value	13,794		940
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0		0
Marketable securities	0
Derivative asset- call option*	945	[1]
Derivative liability- put option	(73)
Derivatives liabilities - warrants			(799)
Financial assets and liabilitied measured at fair value	872		(799)
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0		0
Marketable securities	0
Derivative asset- call option*	0	[1]
Derivative liability- put option	0
Derivatives liabilities - warrants			0
Financial assets and liabilitied measured at fair value	0		0
Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	10,611		940
Marketable securities	3,183
Derivative asset- call option*	945	[1]
Derivative liability- put option	(73)
Derivatives liabilities - warrants			(799)
Financial assets and liabilitied measured at fair value	$ 14,666		$ 141

[1]	The fair value of the derivative call options, using the Black-Scholes option pricing model made with the following unobservable assumptions: dividend yield of 9.7%, expected volatility: 49%-54%, risk free interest rate: 9%-19 (includes inflation rates), and expected life: 0.6-1.43 years.

FAIR VALUE MEASUREMENTS (Details)	12 Months Ended
Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Dividend yield	9.70%
Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Expected volatility	54.00%
Risk free interest rate	19.00%
Expected life	1 year 5 months 5 days
Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Expected volatility	49.00%
Risk free interest rate	9.00%
Expected life	7 months 6 days

INVENTORIES (Inventories are stated at lower of cost) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Components Of Inventories [Line Items]
Raw materials	$ 4,874	$ 732
Work in process	2,518	1,747
Inventories	$ 7,392	$ 2,479

PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Depreciation	$ 228	$ 65

PROPERTY AND EQUIPMENT (Property and equipment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Leasehold improvements	$ 1,176	$ 352
Machinery and equipment	980	133
Furniture and fixtures	246	149
Transportation equipment	134	113
Computer equipment	605	379
Property, plant and equipment, gross	3,141	1,126
Less accumulated depreciation	872	644
Property, plant and equipment, net	$ 2,269	$ 482

INTANGIBLE ASSETS AND OTHERS, NET (Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Original amount	$ 2,186	$ 0
Finite-Lived Intangible Assets, Accumulated Amortization	551	0
Intangible assets, net	1,635	0
Prepaid lease expenses
Acquired Finite-Lived Intangible Assets [Line Items]
Original amount	226	0
Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life of intangible assets	5 years
Original amount	330	0
Finite-Lived Intangible Assets, Accumulated Amortization	22	0
Customer related intangible assets
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life of intangible assets	3 years
Original amount	918	0
Finite-Lived Intangible Assets, Accumulated Amortization	102	0
backlog
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life of intangible assets	6 months
Original amount	712	0
Finite-Lived Intangible Assets, Accumulated Amortization	$ 427	$ 0

INTANGIBLE ASSETS AND OTHERS, NET (Estimated Future Amortization Of Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Acquired Finite-Lived Intangible Assets [Line Items]
2013	$ 657
2014	372
2015 and thereafter	$ 380

SHORT TERM BANK LOANS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Short-term bank loans and notes payable	$ 4,689	$ 766
Loans payable to bank	656	766
Bank loans	$ 4,033
Interest rate minimum	3.25%
Interest rate maximum	5.25%

LONG TERM LOANS FROM BANKS (Composition) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Long Term Debt [Line Items]
Average interest rate	P+1.41%
Linkage basis	NIS
Due to Banks	$ 4,597	$ 3,271
Less - current portion	(656)	(766)
Notes payable to bank, noncurrent	$ 3,941	$ 2,505

LONG TERM LOANS FROM BANKS (Long-term Loans From Banks Due) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long Term Debt [Line Items]
First year (current portion)	$ 656	$ 766
Second year	645	656
Third year	637	645
Fourth year and thereafter	2,659	1,204
Long-term debt	$ 4,597	$ 3,271

LONG TERM LOANS FROM BANKS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended	0 Months Ended
	Dec. 31, 2012	Dec. 17, 2012 Israeli Bank
Long Term Debt [Line Items]
Debt instrument, unused borrowing capacity, amount		$ 2,370
Debt instrument, interest rate terms	P+1.41%	initial rate of prime plus 2.75%.

UTA CAPITAL LLC TRANSACTION (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			12 Months Ended		12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2012 Second Warrant	Sep. 07, 2012 Second Warrant	Dec. 31, 2012 Uta	Sep. 30, 2012 Uta	Sep. 07, 2012 Uta	Sep. 30, 2011 Uta	Sep. 01, 2011 Uta	Dec. 31, 2012 Uta Second Warrant	Sep. 07, 2012 Uta Second Warrant
Class of Warrant or Right [Line Items]
Secured debt								$ 3,000		$ 3,000
Debt instrument, maturity date						Mar 1, 2014					Apr 1, 2014
Debt instrument, interest rate, stated percentage										8.00%		8.00%
Debt Instrument, Annual Principal Payment										1,000		1,500
Number of additional shares entitled to be purchased							300,000			476,113		300,000
Common stock, par or stated value per share	$ 0.001 [1]	$ 0.001	[1]							$ 0.001
Class of warrant or right percentage of outstanding shares										12.00%
Class of warrant or right, exercise price of warrants or rights									1	1		1.3
Derivatives liabilities- warrants		799			872					828
Derivative, gain (loss) on derivative, net				129		331
Classification of warrant derivatives to equity	1,105
Common stock shares pledged	1,000,000
Debt instrument, face amount								$ 3,000				$ 3,000

[1]	Giving retrospective effect to the reverse split - see Note 19.

CONVERTIBLE NOTE (Details) (Convertible Note, ILS)	12 Months Ended
Dec. 31, 2012
Convertible Note
Convertible Note [Line Items]
Due date for repayment of short term liability	2013-11
Annual interest	5.25%
Exercise price of converted shares	6.5

ACCRUED SEVERANCE PAY, NET (Amounts Accrued and Amounts Funded With Managers' Insurance Policies) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable and Accrued Liabilities [Line Items]
Accrued severance pay	$ 3,900	$ 1,300
Less - amount funded	(2,762)	(1,072)
Accrued severance pay, net	$ 1,138	$ 228

ACCRUED SEVERANCE PAY, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable and Accrued Liabilities [Line Items]
Income (expenses) severance cost during the period	$ 55	$ (139)

PROVISION FOR INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Components Of Deffered Tax Assets [Line Items]
Income tax rate foreigen subsidiary	25.00%
Operating Loss Carryforwards	$ 314
Operating loss carryforwards, expiration dates	Begins to expire in 2022
Valuation allowance net operating loss carry forward percentage	100.00%

PROVISION FOR INCOME TAXES (Provision (Benefit) for Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Current:
Domestic (Israel)	$ 124	$ 30
Foreign	15	10
Current income tax expense benefit	139	40
Taxes related to prior years	47	(164)
Deferred:
Deferred taxes, net	(322)	47
Total provision (benefit) for income taxes	$ (136)	$ (77)

PROVISION FOR INCOME TAXES (Reconciliation Of Income Tax) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Effective Income Tax Rate [Line Items]
U.S. federal statutory rate	35.00%	35.00%
Tax Rate difference between US and Israel	0.00%	(10.00%)
Effect of Israeli tax rate benefit	0.00%	(21.00%)
Change in valuation allowance	0.00%	(4.00%)
Effect of previous years	0.00%	(6.00%)
Gain on bargain purchase	(36.00%)
other	(2.00%)
Effective Tax Rate	(3.00%)	(6.00%)

PROVISION FOR INCOME TAXES (Company's Deferred Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Components Of Deffered Tax Assets [Line Items]
Net operating loss carry forward	$ 110	$ 148
Provisions for employee rights and other temporary differences	349	62
Deferred tax assets before valuation allowance	459	210
Valuation allowance	110	148
Deferred tax assets	349	62
Deferred tax liability	211	0
Deferred tax assets (liability), net	$ 138	$ 62

RELATED PARTIES (Details) In Thousands, unless otherwise specified	0 Months Ended	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended			2 Months Ended
	Nov. 01, 2012 D L Capital Ltd USD ($)	Dec. 31, 2012 D L Capital Ltd USD ($)	Sep. 30, 2011 D L Capital Ltd USD ($)	Sep. 30, 2011 D L Capital Ltd ILS	Sep. 30, 2011 D L Capital Ltd USD ($)	Sep. 30, 2011 D L Capital Ltd ILS	Dec. 31, 2012 D L Capital Ltd	Dec. 31, 2011 D L Capital Ltd	Dec. 31, 2010 D L Capital Ltd	Dec. 31, 2012 Micronet Limited USD ($)	Dec. 31, 2012 Micronet Limited ILS
Related Party Transaction [Line Items]
Monthly management fees	$ 13	$ 13	$ 17	60	$ 14	50				$ 16	65
Other expenses					3	10
Increase decrease monthly management fees				10
Related party transaction rate										60.00%	60.00%
Agreement term										3 years	3 years
Monthly annual bonus percentage								3.00%	3.00%
One time annual bonus percentage							0.50%

RELATED PARTIES (Transactions with related parties) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Consulting fee paid to controlling shareholder	$ 252	$ 293

STOCK OPTION PLAN (Details) (2012 Stock Incentive Plan)	Dec. 31, 2012
2012 Stock Incentive Plan
Schedule Of Compensation Related Costs Share Based Payment [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	500,000

SEGMENT REPORTING (Company's internal financial reporting) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Segment operating income (loss)	$ (325)		$ 1,893
Defense and aerospace
Segment Reporting Information [Line Items]
Revenues from external customers	10,447
Segment operating income (loss)	176
Mobile resource management
Segment Reporting Information [Line Items]
Revenues from external customers	7,341
Segment operating income (loss)	1,561	[1]
Consolidated
Segment Reporting Information [Line Items]
Revenues from external customers	17,788
Segment operating income (loss)	1,737		0
Not allocated costs	340
Consolidated profit from operations	$ 1,397	[1]	$ 1,893	[1]

[1]	Excludes $1,171 of amortization of inventory fair value $551 of intangible assets amortization, and $4,623 gain on bargain purchase derived from Micronet acquisition.

SEGMENT REPORTING (Revenue from Company's major customers) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Major customers representing total revenue percentage	10.00%	10.00%
Customer A
Segment Reporting Information [Line Items]
Major customers representing total revenue percentage	47.00%	65.00%
Customer B
Segment Reporting Information [Line Items]
Major customers representing total revenue percentage	7.00%	26.00%
Customer C
Segment Reporting Information [Line Items]
Major customers representing total revenue percentage	30.00%	0.00%

SEGMENT REPORTING (Revenue from customers in geographic regions) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Total	$ 17,788	$ 10,146
USA
Segment Reporting Information [Line Items]
Total	6,275	0
Israel
Segment Reporting Information [Line Items]
Total	10,520	10,146
Other
Segment Reporting Information [Line Items]
Total	$ 993	$ 0

SEGMENT REPORTING (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Amortization of inventory fair value	$ 1,171
Amortization of intangible assets	551	0
Gain on bargain purchase	$ (4,623)	$ 0
Major customers representing total revenue percentage	10.00%	10.00%

COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Operating Leased Assets [Line Items]
Debt Instrument, Covenant Description	(i) its shareholders' equity according to its financial statements will not be below 18,000 NIS, and (ii) its shareholders' equity will not be lower than 30% of the total liabilities on its balance sheet. Enertec Electronics has also covenanted under a certain bank loan that (i) Micronet's equity will not be lower than 25,000 NIS (approximately $6,500), (ii) Micronet's cash level will not be lower than 5,000 NIS (approximately $1,300), and (iii) Micronet will maintain a financial debt to EBITDA ratio not to exceed 2:1.
Micronet Lease Properties
Operating Leased Assets [Line Items]
Lease Expiration Date	Jun 30, 2013
Lease Expiration Date Extention	2015-06
Operating Leases, Rent Expense	130
Enertecs Properties
Operating Leased Assets [Line Items]
Lease Expiration Date	Jun 30, 2021
Operating Leases, Rent Expense	200

COMMITMENTS AND CONTINGENCIES (Non-cancelable operating leases with initial or remaining lease term) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	$ 325
2014	390
2015	340
2016	$ 259

SUPPLEMENTARY FINANCIAL STATEMENTS INFORMATION (Other Current Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Supplementary Financial Statements Information [Line Items]
Prepaid expenses	$ 559	$ 363
Government departments and agencies	563	55
Deferred taxes	198	10
Short-term lease deposits	188	0
Others	431	280
Prepaid expense and other assets current	$ 1,939	$ 708

SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Other Accounts Payable) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Supplementary Financial Statements Information [Line Items]
Employees and wage-related liabilities	$ 1,313	$ 486
Government departments and agencies	975	366
Accrued expenses	783	181
Other current liabilities	349	0
Other account payables	$ 3,420	$ 1,033

SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Earnings per Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Numerator:
Amount for basic earnings per share	$ 5,417		$ 1,359
Changes in fair value of warrant derivatives liabilities	113		0
Amount for diluted earnings per share	$ 5,530		$ 1,359
* Denominator:
Denominator for basic earnings per share - weighted average of shares	3,241,500		3,241,500
Effect of dilutive warrants	353,372	[1]	0	[1]
Denominator for diluted net earnings per share - weighted average shares and assuming dilution	3,594,872		3,241,500
Basic earnings per share attributed to Micronet Enertec stockholders	$ 1.67	[1]	$ 0.42	[1]
Diluted earnings per share attributed to Lapis stockholders	$ 1.54	[1]	$ 0.42	[1]

[1]	Giving retrospective effect to the reverse split- see Note 19.

SUBSEQUENT EVENTS (Details) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended		1 Months Ended			0 Months Ended	1 Months Ended			1 Months Ended		12 Months Ended
	Dec. 17, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Sep. 30, 2012 Uta	Sep. 30, 2011 Uta USD ($)	Sep. 01, 2011 Uta	Mar. 08, 2013 Subsequent Event	Mar. 17, 2013 Subsequent Event	Dec. 17, 2012 Subsequent Event USD ($)	Mar. 14, 2013 Subsequent Event	Mar. 17, 2013 Subsequent Event Enertec Electronic Ltd	Mar. 17, 2013 Micronet Limited Subsequent Event	Dec. 31, 2012 Micronet Limited Subsequent Event USD ($)	Dec. 31, 2012 Micronet Limited Subsequent Event ILS
Subsequent Event [Line Items]
Proceeds from equity financing application description		(x) the first $4,000 may be retained by us or applied to reduce other obligations of ours or a subsidiary of ours, and (y) 75% of the excess of such net proceeds over $4,000 may be retained by us or applied to reduce other obligations of ours or a subsidiary of ours, and the remaining 25% shall be applied (A) first to the repayment of the First Note and (B) second, to the extent any proceeds remain, to the repayment of the Second Note.
Repayment of long-term notes		$ (2,500)	$ (414)						$ 2,500
Consideration for the amendments and releases agreement	480
Dividend to shareholders													1,300	5,000
Dividends payable date to be paid													Feb 6, 2013	Feb 6, 2013
Equity method investment ownership percentage													48.06%	48.06%
Number of shares issued to UTA							726,746
Percentage for common stock outstanding										18.30%
Number of additional shares entitled to be purchased				300,000		476,113
Class of warrant or right aggregate exercise price					476
Class of warrant or right, exercise price of warrants or rights					1	1
Exercise price paid by reducing liability					$ 480
Share based compensation arrangement by share based payment award equity instruments other than options exercised				250,633
Share-based compensation arrangement by share-based payment award, shares issued in period								600,000
Percentage of oustanding ordinary shares of holder												3.00%
Share-based compensation arrangement by share-based payment award, options, exercisable, number										400,000
Percentage of oustanding ordinary shares on options exercisable												2.00%
Voting agreement period											90 days